Accounts receivable, trade	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts receivable, trade
Note 5 – Accounts receivable, trade

Accounts receivable as of December 31, 2018 and 2017 consisted of the following:

	December 31,
	2018	2017

Accounts receivable	$208	$196
Allowance for doubtful accounts	(196)	(196)
	$12	$-

The movements in allowance for doubtful accounts are as follows:

	2018	2017

Balance at the beginning of the year	$196	$196
Addition	-	-
Balance at the end of the year	$196	$196

All of the Company’s customers are located in the PRC and Hong Kong. The Company provides credit in the normal course of business. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.